Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Assets for Rights-of-Use and Obligations for Lease Contracts
Totals	$ 172,924	$ 176,795